Shares-Based Compensation - Summary of Stock Option Pricing Model Assumption (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return (per annum)	0.70%		2.90%
Volatility	56.60%		57.10%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple			$ 2.2
Fair value of underlying ordinary share	$ 5.12		$ 0.35
Expected term	10 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return (per annum)		1.90%
Volatility		55.00%
Exercise multiple	$ 2.2	$ 2.2
Fair value of underlying ordinary share		$ 3.02
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return (per annum)		2.00%
Volatility		56.20%
Exercise multiple	$ 2.8	$ 2.8
Fair value of underlying ordinary share		$ 3.94